Flight Equipment Held For Operating Leases, Net (Movements In Flight Equipment Held For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Flight Equipment Held For Operating Leases, Net [Abstract]
Net book value at beginning of period	$ 7,261,899	[1]	$ 7,895,874		$ 8,061,260
Additions	1,825,937		1,116,808		882,625
Depreciation	(336,888)		(355,697)		(383,148)
Impairment (Note 22)	(25,616)		(12,625)		(23,323)
Disposals	(606,495)		(1,376,461)		(333,140)
Transfers to direct finance leases/flight equipment held for sale	(32,890)		(6,000)		(11,430)
Sale of AeroTurbine					(296,970)
Net book value at end of period	8,085,947		7,261,899	[1]	7,895,874
Accumulated depreciation/impairment at December 31, 2010, 2011 and 2012	$ (1,337,675)		$ (992,528)		$ (1,060,416)

[1]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.